Condensed Consolidated Statements Of Cash Flows - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
CASH FLOW FROM OPERATING ACTIVITIES:
Net loss	$ (3,099)	$ (2,466)	$ (3,290)	$ (8,475)
Adjustments to reconcile net loss to net cash flow from operating activities:
Depreciation and amortization	5,531	3,227	4,564	1,679
Deferred income taxes	(2,945)	0
Amortization of debt issuance costs	54	0
Accretion of asset retirement obligations	103	108	142
(Loss) gain on sale of digital assets	(159)	(11)	(123)
Stock-based compensation expense	1,474	0
Investor fee paid in common stock	17,826	0
Advisor fee paid in warrants	8,779	0
Loss on environmental trust liability	67	0
Loss (gain) on environmental trust liability			230	(241)
Impairment loss on digital assets				100
Changes in operating assets and liabilities:
Accounts receivable	272	(165)	(380)	4
Emissions and carbon offset credits	107	(336)
Prepaids and other assets	(5,955)	(965)
Accounts payable	(455)	(1,062)	(1,714)	(164)
Accrued emissions	(408)	941	1,675	407
Accrued expenses	5,315	1,506	397	(118)
Digital assets			(649)	(369)
Fuel deposits			(644)	128
Prepaid expenses			(59)	38
Emissions credits			(1,364)	(560)
Other assets			11	(10)
Natural gas payable			917	7
Accrued interest expense—related party			572	673
Deferred revenue			272
Net cash flow from operating activities	26,666	788	557	(6,901)
CASH FLOW FROM INVESTING ACTIVITIES:
Purchases of and deposits for property and equipment	(65,757)	(9,738)	(4,596)	(3,458)
Deposits on miner equipment			(5,959)	(6,337)
Cash received in Merger	27,113	0
Project deposit	0	436		41
Net cash flow from investing activities	(38,644)	(9,302)	(10,555)	(9,754)
CASH FLOW FROM FINANCING ACTIVITIES:
Proceeds from issuance of preferred stock, net of issuance costs	37,113	0
Proceeds from stock options exercised	1,000	0
Proceeds from warrants exercised	2,155	0
Issuance costs associated with shares issued for Support acquisition	(2,296)	0
Proceeds from notes payable, net of issuance costs	25,112	0
Principal payments on notes payable	(4,440)	0	(273)
Proceeds from finance lease obligations		0
Repayments of capital lease obligations	(569)
Proceeds from sale of Greenidge Coin, LLC preferred units				15,000
Borrowings on notes payable—related party			3,573	12,700
Net cash flow provided by financing activities	58,075	0	3,300	27,700
CHANGE IN CASH AND CASH EQUIVALENTS	46,097	(8,514)	(6,698)	11,045
CASH AND CASH EQUIVALENTS—beginning of year	5,052	11,750	11,750	705
CASH AND CASH EQUIVALENTS—end of year	$ 51,149	$ 3,236	5,052	11,750
SUPPLEMENTAL DISCLOSURES: CASH PAID FOR INTEREST			85
NON-CASH INVESTING AND FINANCING TRANSACTIONS:
Miner deposits moved into property and equipment			6,337
Project deposits moved into property and equipment			436
Property and equipment purchases financed with note payable			4,910
Property and equipment purchases in accounts payable			1,120	1,539
Property and equipment purchased with digital assets			787
Initial recognition of asset retirement obligations				$ 2,135
Notes payable principal converted to members' equity			12,700
Notes payable accrued interest converted to members' equity			1,226
Deemed distribution of Greenidge Coin, LLC preferred units			1,276
Contribution of Greenidge Coin, LLC preferred units			$ 15,000